Total
Delaware Diversified Income Fund
Delaware Diversified Income Fund
What is the Fund’s investment objective?
Delaware Diversified Income Fund seeks maximum long-term total return, consistent with reasonable risk.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Diversified Income Fund	Class A	Class C		Class R	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	none		none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Diversified Income Fund		Class A	Class C	Class R	Institutional Class	Class R6
Management fees		0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none	none
Other expenses		0.17%	0.17%	0.17%	0.17%	0.08%	[1]
Total annual fund operating expenses		0.88%	1.63%	1.13%	0.63%	0.54%
Fee waivers and expense reimbursements	[2]	(0.18%)	(0.18%)	(0.18%)	(0.18%)	(0.18%)
Total annual fund operating expenses after fee waivers and expense reimbursements		0.70%	1.45%	0.95%	0.45%	0.36%
[1]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[2]	The Fund's investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.45% of the Fund's average daily net assets for all share classes other than Class R6, and 0.36% of the Fund's Class R6 shares' average daily net assets, from Feb. 28, 2020 through Mar. 1, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Diversified Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	518	701	899	1,470
Class C	248	497	870	1,918
Class R	97	341	605	1,359
Institutional Class	46	184	333	769
Class R6	37	155	284	660

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Delaware Diversified Income Fund | Class C | USD ($)	148	497	870	1,918

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 167% of the average value of its portfolio.
What are the Fund’s principal investment strategies?

The Fund allocates its investments principally among the following four sectors of the fixed income securities markets: the US investment grade sector, the US high yield sector, the international developed markets sector, and the emerging markets sector. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities (80% policy). The Fund’s investment manager, Delaware Management Company (Manager), will determine how much of the Fund’s assets to allocate to each of the four sectors, based on its evaluation of economic and market conditions, and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the four sectors. The Manager will periodically reallocate the Fund’s assets as deemed necessary. In addition, the Manager may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge.

Under normal circumstances, between 5% and 35% of the Fund’s net assets will be allocated to the US high yield sector. The Fund’s investments in emerging markets will, in the aggregate, be limited to no more than 20% of the Fund’s net assets. The Fund will limit its investments in foreign securities to between 5% and 40% of its net assets and will seek to hedge its foreign currency exposure, which will be limited to 20% of the Fund’s net assets, by entering into forward foreign currency contracts.

The Fund may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Fund may invest in mortgage-backed securities and other asset-backed securities. The Fund may also use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Fund will use derivatives for both hedging and nonhedging purposes. For example, the Fund may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against a credit event, to gain exposure to certain securities or markets, or to enhance total return; and index swaps to enhance return or to effect diversification. The Fund will not use derivatives for reasons inconsistent with its investment objective.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

High yield (junk bond) risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

Loans and other indebtedness risk — The risk that the fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. A fund’s ability to sell its loans or to realize their full value upon sale may also be impaired due to the lack of an active trading market, irregular trading activity, wide bid/ask spreads, contractual restrictions, and extended trade settlement periods. In addition, certain loans in which a fund invests may not be considered securities. A fund therefore may not be able to rely upon the anti-fraud provisions of the federal securities laws with respect to these investments.

Prepayment risk — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. A fund may then have to reinvest that money at a lower interest rate.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Leveraging risk — The risk that certain fund transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Valuation risk — The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

LIBOR risk — The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR, especially those that do not have fallback provisions.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Diversified Income Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 4.35% for the quarter ended March 31, 2019, and its lowest quarterly return was -3.63% for the quarter ended June 30, 2013. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2019
Average Annual Total Returns - Delaware Diversified Income Fund	Label	1 Year	5 Years	10 Years	Lifetime
Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses, or taxes)		8.72%	3.05%	3.75%
Class A		5.74%	2.20%	3.54%
Class A | After Taxes on Distributions		4.44%	0.83%	1.90%
Class A | After Taxes on Distributions and Sales		3.37%	1.05%	2.06%
Class C		8.93%	2.37%	3.24%
Class R		10.35%	2.85%	3.75%
Institutional Class		10.90%	3.37%	4.27%
Class R6	(lifetime: 5/2/16–12/31/19)	10.99%			4.05%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware U.S. Growth Fund
Delaware U.S. Growth Fund
What is the Fund’s investment objective?
Delaware U.S. Growth Fund seeks long-term capital appreciation by investing in equity securities of companies we believe have the potential for sustainable free cash flow growth.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware U.S. Growth Fund	Class A	Class C		Class R	Institutional Class	Class R6
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware U.S. Growth Fund		Class A	Class C	Class R	Institutional Class	Class R6
Management fees		0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none	none
Other expenses		0.31%	0.31%	0.31%	0.31%	0.09%	[1]
Total annual fund operating expenses		1.14%	1.89%	1.39%	0.89%	0.67%
Fee waivers and expense reimbursements	[2]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.09%	1.84%	1.34%	0.84%	0.62%
[1]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.84% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.62% of the Fund's Class R6 shares' average daily net assets, from Feb. 28, 2020 through Mar. 1, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware U.S. Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	680	912	1,162	1,877
Class C	287	589	1,017	2,207
Class R	136	435	756	1,664
Institutional Class	86	279	488	1,091
Class R6	63	209	368	830

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Delaware U.S. Growth Fund | Class C | USD ($)	187	589	1,017	2,207

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US investments (80% policy). The Fund invests primarily in common stocks of companies that its portfolio managers believe have long-term capital appreciation potential and are expected to grow faster than the US economy. Using a bottom-up approach, the portfolio managers seek to select securities they believe have large end-market potential, dominant business models, and strong free cash flow generation that are attractively priced compared to the intrinsic value of the securities. The portfolio managers also consider a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation. All of these factors give the portfolio managers insight into the outlook for a company, helping identify companies poised for sustainable free cash flow growth. The portfolio managers believe that sustainable free cash flow growth, if it occurs, may result in price appreciation for the company’s stock. The portfolio managers may sell a security if they no longer believe that the security is likely to contribute to meeting the investment objective of the Fund or if there are other opportunities that appear more attractive.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware U.S. Growth Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

Calendar year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 15.80% for the quarter ended March 31, 2012, and its lowest quarterly return was -14.19% for the quarter ended Dec. 31, 2018. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2019
Average Annual Total Returns - Delaware U.S. Growth Fund	Label	1 Year	5 Years	10 Years	Lifetime
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		36.39%	14.63%	15.22%
Class A		19.55%	7.92%	12.09%
Class A | After Taxes on Distributions		16.52%	4.75%	10.36%
Class A | After Taxes on Distributions and Sales		13.73%	5.68%	9.78%
Class C		24.84%	8.38%	11.91%
Class R		26.51%	8.93%	12.47%
Institutional Class		27.22%	9.48%	13.04%
Class R6	(lifetime: 5/2/16–12/31/19)	27.46%			14.14%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Delaware Global Real Estate Opportunities Fund
Delaware Global Real Estate Opportunities Fund
What is the Fund’s investment objective?
Delaware Global Real Estate Opportunities Fund seeks maximum long-term total return through a combination of current income and capital appreciation.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Funds® by Macquarie. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Delaware Global Real Estate Opportunities Fund	Class A	Class C		Class R	Institutional Class
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none		none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	1.00%	[1]	none	none
[1]	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Delaware Global Real Estate Opportunities Fund		Class A	Class C	Class R	Institutional Class
Management fees		0.99%	0.99%	0.99%	0.99%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none
Other expenses		0.81%	0.81%	0.81%	0.81%
Total annual fund operating expenses		2.05%	2.80%	2.30%	1.80%
Fee waivers and expense reimbursements	[1]	(0.65%)	(0.65%)	(0.65%)	(0.65%)
Total annual fund operating expenses after fee waivers and expense reimbursements		1.40%	2.15%	1.65%	1.15%
[1]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.15% of the Fund’s average daily net assets from Feb. 28, 2020 through Mar. 1, 2021. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Delaware Global Real Estate Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	709	1,122	1,558	2,769
Class C	318	807	1,422	3,081
Class R	168	656	1,171	2,856
Institutional Class	117	503	914	2,062

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Delaware Global Real Estate Opportunities Fund | Class C | USD ($)	218	807	1,422	3,081

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 133% of the average value of its portfolio.
What are the Fund’s principal investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in US and non-US real estate and real estate–related issuers (80% policy). The Fund generally considers an issuer to be a real estate or real estate–related issuer if at least 50% of its revenue is from real estate or if it has at least 50% of its assets in real estate. These companies include, among others, real estate investment trusts (REITs) and similar REIT-like entities domiciled outside the US, as well as other companies whose products and services are related to the real estate industry, such as manufacturers and distributors of building supplies and financial institutions that issue or service mortgages.

The Fund invests primarily in REITs and other equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate–related loans or interests.

The Fund may invest in companies across all market capitalizations and may invest its assets in securities of companies located in emerging market countries. Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non-US issuers, unless market conditions are not deemed favorable by the Manager, in which case the Fund would invest at least 30% of its net assets in securities of non-US issuers.

The Fund may purchase or sell foreign currencies and/or engage in forward foreign currency contracts in order to facilitate or expedite settlement of portfolio transactions and to minimize currency fluctuations. The Fund may also enter into forward contracts to “lock in” the price of a security it has agreed to purchase or sell, in terms of US dollars or other currencies in which the transaction will be consummated.

The Fund’s investment manager, Delaware Management Company (Manager), may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

The Fund’s 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days’ notice prior to any such change.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Foreign risk — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Nondiversification risk — A nondiversified fund has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the fund. The remaining 50% of its assets must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified fund may invest its assets in fewer issuers, the value of its shares may increase or decrease more rapidly than if it were fully diversified.

Interest rate risk — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates. A fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates.

LIBOR risk — The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. While some instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments have such fallback provisions and the effectiveness of replacement rates is uncertain. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR, especially those that do not have fallback provisions.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

The Manager is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). Other than Macquarie Bank Limited (MBL), a subsidiary of MGL and an affiliate of the Manager, none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

How has Delaware Global Real Estate Opportunities Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawarefunds.com/performance.

The Fund is the successor to The Global Real Estate Securities Portfolio, formerly a series of the Delaware Pooled® Trust, pursuant to the reorganization (Reorganization) of The Global Real Estate Securities Portfolio, which occurred on Sept. 28, 2012. Prior to the Reorganization, the Fund had no investment operations. Accordingly, the performance information shown below for periods prior to Sept. 28, 2012 is historical information for The Global Real Estate Securities Portfolio, which has been adjusted to reflect the Fund’s applicable sales charges and 12b-1 fees, but not certain other expenses. Because the Fund’s fees and expenses are higher than those of The Global Real Estate Securities Portfolio, the Fund’s performance would have been lower than that shown below for The Global Real Estate Securities Portfolio.

Calendar year-by-year total return (Class A)

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 17.93% for the quarter ended Sept. 30, 2010, and its lowest quarterly return was -16.78% for the quarter ended Sept. 30, 2011. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.
Average annual total returns for periods ended December 31, 2019
Average Annual Total Returns - Delaware Global Real Estate Opportunities Fund	Label	1 Year	5 Years	10 Years	Lifetime
FTSE EPRA Nareit Developed Index NR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or taxes)*		21.91%	5.56%	8.37%
FTSE EPRA Nareit Developed Index TR (reflects no deduction for fees, expenses, or taxes)*		23.06%	6.53%	9.25%
Class A		13.53%	3.66%	7.88%
Class A | After Taxes on Distributions		11.50%	2.66%	6.56%
Class A | After Taxes on Distributions and Sales		8.20%	2.40%	5.72%
Class C	(lifetime: 9/28/12–12/31/19)	18.56%	4.10%		6.31%
Class R	(lifetime: 9/28/12–12/31/19)	20.17%	4.63%		6.85%
Institutional Class		20.83%	5.15%	8.77%

* The Fund’s new benchmark, the “NR” or “net return” version of the FTSE EPRA Nareit Developed Index, reflects withholding taxes on foreign dividends, with no deduction for fees, expenses, or other taxes, while the Fund’s previous benchmark, the “TR” or “total return” version of the FTSE EPRA Nareit Developed Index, reflects no deduction for fees, expenses, or other taxes. The Fund’s portfolio managers believe that the NR version of the FTSE EPRA Nareit Developed Index is a more accurate benchmark for the Fund’s investments.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.